Risk Report - Credit Risk Management - IFRS 9 7 Legislative and nonlegislative moratoria and public guarantee schemes in light of COVID-19 Pandemic (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Legislative and non-legislative moratoria [Member] | Gross Carrying Amount [Member]
Breakdown of COVID-19 related measures by stages [Line Items]
Stage 1	€ 4,377	€ 5,381
Stage 2	1,060	1,288
Stage 3	541	698
Total All Stages	5,978	7,368
Legislative and non-legislative moratoria [Member] | Expected Credit Losses [Member]
Breakdown of COVID-19 related measures by stages [Line Items]
Stage 1	(6)	(10)
Stage 2	(22)	(30)
Stage 3	(152)	(162)
Total All Stages	(180)	(202)
COVID-19 related forbearance measures [Member] | Gross Carrying Amount [Member]
Breakdown of COVID-19 related measures by stages [Line Items]
Stage 1	1,835	3,330
Stage 2	1,027	2,602
Stage 3	337	965
Total All Stages	3,199	6,897
COVID-19 related forbearance measures [Member] | Expected Credit Losses [Member]
Breakdown of COVID-19 related measures by stages [Line Items]
Stage 1	(2)	(6)
Stage 2	(16)	(31)
Stage 3	(77)	(122)
Total All Stages	(95)	(158)
Public guarantee schemes [Member] | Gross Carrying Amount [Member]
Breakdown of COVID-19 related measures by stages [Line Items]
Stage 1	2,159	3,079
Stage 2	816	770
Stage 3	190	103
Total All Stages	3,165	3,952
Public guarantee schemes [Member] | Expected Credit Losses [Member]
Breakdown of COVID-19 related measures by stages [Line Items]
Stage 1	(3)	(2)
Stage 2	(9)	(9)
Stage 3	(37)	(14)
Total All Stages	€ (49)	€ (25)